OTHER LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
Loans Payable [Abstract]
OTHER LONG-TERM DEBT
NOTE 11       -       OTHER LONG-TERM DEBT

A.	Composition:

	As of December 31,
	2018	2017
In JPY, see also D below	$100,118	$98,239
In U.S. Dollars, see also E below	--	40,000
Total long-term loan - principal amount	100,118	138,239
Deferred issuance costs	--	(1,077)
Total long-term loans	100,118	137,162
Capital leases - see Note 14C	47,195	15,854
Less - current maturities - see Note 14C	(10,814)	(52,661)
	$136,499	$100,355

B.	Composition by Repayment Schedule of Loans:

	As of December 31, 2018
	Interest rate	2019	2020	2021	2022	2023 and on	Total
In JPY	1.95%	$--	$--	$22,248	$22,248	$55,622	$100,118
Total outstanding principal amounts of loans		$--	$--	$22,248	$22,248	$55,622	$100,118

	As of December 31, 2017
	Interest rate	2018	2019	2020	2021	Total
In U.S Dollars	Libor + 2.00%	$5,714	$11,429	$11,429	$11,428	$40,000
In JPY	Tibor + 1.65%-2.00%	43,915	32,747	21,577	--	98,239
Total outstanding principal amounts of loans		$49,629	$44,176	$33,006	$11,428	$138,239

For repayment schedule of capital lease agreements, see Note 14C.

C.	Wells Fargo Credit Line

In December 2013, Jazz entered into an agreement with Wells Fargo Capital Finance, part of Wells Fargo & Company (“Wells Fargo”), for a five-year secured asset-based revolving credit line in the total amount of up to $70,000, maturing in December 2018.

In February 2018, Jazz and Wells Fargo signed an amendment to the credit line, under which the line is extended by five years, to mature in 2023, and the total amount remained at up to $70,000 (the “Jazz Credit Line Agreement”).  The applicable interest on the loans is at a rate equal to, at lender’s option, either the lender’s prime rate plus a margin ranging from 0.0% to 0.5% or the LIBOR rate plus a margin ranging from 1.25% to 1.75% per annum.

The outstanding borrowing availability varies from time to time based on the levels of Jazz’s eligible accounts receivable, eligible equipment, eligible inventories and other terms and conditions described in the Jazz Credit Line Agreement. The obligations of Jazz under the Jazz Credit Line Agreement are secured by a security interest on all the assets of Jazz. The Jazz Credit Line Agreement contains customary covenants and other terms, including customary events of default. If any event of default will occur, Wells Fargo may declare all borrowings under the facility due immediately and foreclose on the collateral. Jazz’s obligations pursuant to the Jazz Credit Line Agreement are not guaranteed by Tower or any of its affiliates.

As of December 31, 2018, Jazz was in compliance with all of the covenants under the Jazz Credit Line Agreement.

As of December 31, 2018, borrowing availability under the Jazz Credit Line Agreement was approximately $70,000, of which approximately $1,000 was utilized through letters of credit.

As of December 31, 2018 and 2017, no loan amounts were outstanding under the Jazz Credit Line Agreement.

D.	Loans to TPSCo from Japanese Financial Institutions

In June 2014, TPSCo entered into a long-term loan agreement with JA Mitsui Leasing, Ltd. and Bank of Tokyo (BOT) Lease Co., Ltd, under which it borrowed 8.8 billion Japanese Yen (outstanding principal amount was approximately $33,000 as of December 31, 2017).

In December 2015, TPSCo and JA Mitsui Leasing, Ltd., Sumitomo Mitsui Trust Bank Limited and Showa Leasing Co., Ltd. (“JP Banks”) signed an asset-based loan agreement (the “ABL”), according to which TPSCo entered into a five year term loan agreement with the JP Banks under which TPSCo borrowed an additional amount of 8.5 billion Japanese Yen (outstanding principal amount was approximately $65,000 as of December 31, 2017).

In June 2018, TPSCo early repaid its two outstanding loans and refinanced them with 11 Billion JPY (approximately $100,000) new asset-based loan agreements with JA Mitsui Leasing, Ltd., Sumitomo Mitsui Trust Bank, Limited (SMTB) and Sumitomo Mitsui Banking Corporation (SMBC) (“JP Loan”). The JP Loan includes a grace period through 2021 and it carries a fixed interest rate of 1.95% per annum. Principal is payable in nine semiannual payments between 2021 and 2025. The JP Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in Uozu and Tonami manufacturing facilities. Outstanding principal amount was approximately $100,000 as of December 31, 2018.

The JP Loan also contains certain financial ratios and covenants, as well as customary definitions of events of default and acceleration of the repayment schedule. TPSCo’s obligations pursuant to the JP Loan are not guaranteed by Tower or any of its affiliates.

As of December 31, 2018, TPSCo was in compliance with all of the financial ratios and covenants under this JP Loan.

E.             Loan to TJT

In July 2016, TJT entered into an asset based long-term loan agreement with JA Mitsui Leasing Capital Corporation (“JA Mitsui”) in the total amount of $40,000. The loan carried annual interest of LIBOR+2.0% and was originally scheduled to be repaid between 2018 and 2021. The loan was secured mainly by a lien over TJT’s machinery and equipment and an assignment of TJT’s right to receive any amounts under its manufacturing agreement with Maxim.

The outstanding principal amount as of December 31, 2017 was $40,000.

In July 2018, TJT early repaid the entire outstanding amount of this loan to save financing cost.

F.             Capital Lease Agreements

   See Note 14C.